SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	7,537,219
Number exercisable	1,834,281
$3.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	10,000
Outstanding, Weighted-average remaining contractual life	5 years 3 months
Outstanding, Weighted average exercise price	$ 3.15
Number exercisable	10,000
Exercisable, Weighted average exercise price	$ 3.15
Exercise price, minimum	$ 3.15
$4.35- $13.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	6,733,734
Outstanding, Weighted-average remaining contractual life	5 years 3 months 7 days
Outstanding, Weighted average exercise price	$ 4.81
Number exercisable	1,030,796
Exercisable, Weighted average exercise price	$ 5.39
Exercise price, minimum	$ 4.35
Exercise price, maximum	$ 13.20
$15.90 - $20.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	418,202
Outstanding, Weighted-average remaining contractual life	3 years 4 months 2 days
Outstanding, Weighted average exercise price	$ 16.85
Number exercisable	418,202
Exercisable, Weighted average exercise price	$ 16.85
Exercise price, minimum	$ 15.90
Exercise price, maximum	$ 20.85
$21.00 - $32.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	375,283
Outstanding, Weighted-average remaining contractual life	2 years 4 months 13 days
Outstanding, Weighted average exercise price	$ 22.76
Number exercisable	375,283
Exercisable, Weighted average exercise price	$ 22.76
Exercise price, minimum	$ 21.00
Exercise price, maximum	$ 32.25